Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Launch Two Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted corporation on May 13, 2024. The Company was incorporated for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company may pursue an initial Business Combination in any business or industry. As of June 30, 2026, the Company had not entered into a definitive agreement with any specific Business Combination target. The Company is an early-stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early-stage and emerging growth companies.

The Company has a wholly-owned subsidiary that was formed on May 18, 2026, Tesseract Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and a wholly owned subsidiary of the Company. The transactions contemplated by the NuCube Business Combination Agreement are intended to serve as the Company’s initial Business Combination.

As of June 30, 2026, the Company had not commenced any operations. All activities for the period from May 13, 2024 (inception) through June 30, 2026 relate to the Company’s formation, and since the Initial Public Offering (as defined below), and subsequent to the Initial Public Offering, identifying a target company and negotiating the terms of a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on investments from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The Registration Statement on Form S-1 for the Initial Public Offering, initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on July 24, 2024 (File No. 333-280965), was declared effective on October 7, 2024 (as amended, the “IPO Registration Statement”). On October 9, 2024, the Company consummated the initial public offering of 23,000,000 units (the “Units”), which included the full exercise of the Over-Allotment Option (as defined in Note 6) in the amount of 3,000,000 units (the “Option Units”), at $10.00 per Unit, generating gross proceeds of $230,000,000 (the “Initial Public Offering”), which is described in Note 3. Each Unit consists of one Class A ordinary share, par value $0.0001 per share, of the Company (the “Class A Ordinary Shares” and with respect to the Class A Ordinary Shares included in the Units, the “Public Shares”) and one-half of one redeemable warrant of the Company (the “Public Warrants”).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 7,075,000 warrants (the “Private Placement Warrants”, and together with the Public Warrants, the “Warrants”) at a price of $1.00 per Private Placement Warrant, in a private placement to (i) the Company’s sponsor, Launch Two Sponsor LLC (the “Sponsor”), and (ii) Cantor Fitzgerald & Co. (“Cantor”), the representative of the several underwriters of the Initial Public Offering (the “Underwriters”), generating gross proceeds to the Company of $7,075,000 (the “Private Placement”), which is described in Note 4. Of the 7,075,000 Private Placement Warrants, the Sponsor purchased 4,500,000 Private Placement Warrants and Cantor purchased 2,575,000 Private Placement Warrants. Each whole Warrant entitles the registered holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustment.

Additionally, at the closing of the Initial Public Offering on October 9, 2024, the Company paid the Underwriters the cash underwriting discount of 2.0% of gross proceeds of the Initial Public Offering, or $4,000,000 in the aggregate.

Transaction costs amounted to $15,615,485, consisting of $4,000,000 of cash underwriting discount, the Deferred Fee (as defined in Note 6) of $10,950,000 and $665,485 of other offering costs.

The Company’s management (“Management”) has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less the Deferred Fee).

The Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of the Deferred Fee held and taxes payable on the income earned on the Trust Account, if any) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully consummate a Business Combination.

Following the closing of the Initial Public Offering, on October 9, 2024, an amount of $231,150,000 ($10.05 per Unit) from the net proceeds of the Initial Public Offering and the Private Placement was placed in a trust account (the “Trust Account”), located in the United States, with Continental Stock Transfer & Trust Company (“Continental”) acting as trustee. The funds in the Trust Account may be invested only in U.S. Department of the Treasury (“Treasury”) obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act that invest only in direct Treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended Business Combination. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that the Company holds investments in the Trust Account, the Company may, at any time (based on Management’s ongoing assessment of all factors related to the Company’s potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash or in an interest-bearing demand deposit account at a bank. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the proceeds from the Initial Public Offering and the Private Placement will not be released from the Trust Account until the earliest of (i) the completion of the initial Business Combination, (ii) the redemption of the Public Shares if the Company is unable to complete the initial Business Combination by October 9, 2026 or by such earlier liquidation date as the Company’s board of directors may approve (the “Combination Period”), subject to applicable law, or (iii) the redemption of the Public Shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (as currently in effect, the “Amended and Restated Articles”) to modify (1) the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period or (2) any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the holders of the Public Shares (the “Public Shareholders”).

The Company will provide the Public Shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (less taxes payable, if any), divided by the number of then outstanding Public Shares, subject to the limitations of applicable law and the Amended and Restated Articles. As of June 30, 2026, the amount in the Trust Account was $10.77 per Public Share.

The Ordinary Shares (as defined in Note 5) subject to possible redemption were recorded at a redemption value and classified as temporary equity at the completion of the Initial Public Offering, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”).

The Company has only the duration of the Combination Period to complete the initial Business Combination. If the Company is unable to complete its initial Business Combination within the Combination Period, the Company will cease all operations except for the purpose of winding up and as promptly as reasonably possible, but not more than ten business days after the Combination Period, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will constitute full and complete payment for the Public Shares and completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and subject to the other requirements of applicable law.

The Sponsor, officers and directors have entered into a letter agreement with the Company, dated July 11, 2024, pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares (as defined in Note 5) and Public Shares in connection with (x) the completion of the initial Business Combination or an earlier redemption in connection with the commencement of the procedures to consummate the initial Business Combination if the Company determines it is desirable to facilitate the completion of the initial Business Combination and (y) a shareholder vote to approve an amendment to the Amended and Restated Articles to modify (1) the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period or (2) any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity; (ii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period and to liquidating distributions from assets outside the Trust Account; and (iii) vote any Founder Shares held by them and any Public Shares purchased during or after the Initial Public Offering (including in open market and privately negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), which would not be voted in favor of approving the Business Combination) in favor of the initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.05 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.05 per Public Share due to reductions in the value of the Trust Account assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure its shareholders that the Sponsor would be able to satisfy those obligations.

NuCube Business Combination Agreement

The below subsection describes the material provisions of the NuCube Business Combination Agreement (as defined below), but does not purport to describe all the terms thereof. This summary of the NuCube Business Combination Agreement is qualified in its entirety by reference to the complete text of the NuCube Business Combination Agreement, a copy of which is filed as Exhibit 2.1 to this Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2026 of which the accompanying unaudited condensed financial statements and these notes thereto form a part and is incorporated by reference herein. Unless otherwise defined herein, the capitalized terms used in this subsection have the same meanings given to them in the NuCube Business Combination Agreement.

On June 25, 2026, the Company entered into a Business Combination Agreement (the “NuCube Business Combination Agreement”) with NuCube Energy, Inc., a Delaware corporation (together with its successors, “NuCube”), Tesseract Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), Jay McEntee, in the capacity as the representative, from and after the Effective Time (as defined below), for the shareholders of the Company as of immediately prior to the Effective Time and their successors and assigns (other than the NuCube stockholders) and IdealabAZ, Inc., a Delaware corporation, in the capacity as representative, from and after the Effective Time, for the NuCube stockholders as of immediately prior to the Effective Time (the “Seller Representative”).

Pursuant to the NuCube Business Combination Agreement and subject to the terms and conditions set forth therein, (i) on or prior to the closing (the “Closing”, and the date and time of the Closing, the “Closing Date”) of the transactions contemplated by the NuCube Business Combination Agreement (the “Business Combination”), the Company will de-register from the Register of Companies of the Cayman Islands and transfer by way of continuation out of the Cayman Islands and into the State of Delaware so as to re-domicile as and become a Delaware corporation pursuant to Part 12 of the Companies Act (Revised) of the Cayman Islands and the applicable provisions of the General Corporation Law of the State of Delaware (the “Domestication”); and (ii) following the Domestication, (A) Merger Sub will merge with and into NuCube, with NuCube continuing as the surviving entity (the “Merger”) and, as a result of which, each share of common stock of the Company, par value $0.0001 per share (the “Company Common Stock”) issued and outstanding immediately prior to the effective time of the Merger (the “Effective Time”) (after giving effect to the Preferred Conversion (as defined below)) shall no longer be outstanding and shall automatically be cancelled and cease to exist in exchange for the right to receive a number of shares of common stock of the Company, par value $0.0001 per share (the “SPAC Common Stock”) equal to the Exchange Ratio (as defined below), and (B) prior to the Effective Time, all outstanding shares of preferred stock of NuCube will either be exchanged for, or convert into, shares of NuCube Common Stock at the applicable conversion ratio (including any accrued or declared but unpaid dividends) in accordance with the NuCube’s organizational documents (the “Preferred Conversion”). As a result of the Merger and the Business Combination, NuCube will become a wholly owned subsidiary of the Company, all upon the terms and subject to the conditions set forth in the NuCube Business Combination Agreement.

At the Effective Time, each outstanding option (whether vested or unvested) (each, a “NuCube Option”) to purchase NuCube Common Stock will be assumed by and automatically converted into an option for shares of SPAC Common Stock (each, an “Assumed Option”) subject to the same terms, conditions, vesting schedule and other provisions as are currently applicable to such NuCube Options; provided that each Assumed Option will be exercisable for the number of shares of SPAC Common Stock equal to the product of the Exchange Ratio (as defined below) multiplied by the number of shares of NuCube Common Stock subject to the NuCube Option as of immediately prior to the Effective Time, rounded down to the nearest whole number, at an exercise price equal to the quotient of the per share exercise price of the NuCube Option divided by the Exchange Ratio, rounded up to the nearest whole cent.

At the Effective Time, each warrant to purchase NuCube Common Stock (each, a “NuCube Warrant”) that is outstanding and unexercised immediately prior to the Effective Time shall be assumed by the Company and automatically converted into a warrant for shares of SPAC Common Stock (each, an “Assumed Warrant”). Each Assumed Warrant will be subject to the same terms, conditions and other provisions as are currently applicable to the applicable NuCube Warrant; provided that each Assumed Warrant will be exercisable for the number of shares of SPAC Common Stock equal to the product of the Exchange Ratio multiplied by the number of shares of NuCube Common Stock subject to such NuCube Warrant as of immediately prior to the Effective Time, rounded down to the nearest whole number, at an exercise price equal to the quotient of the per share exercise price of such NuCube Warrant divided by the Exchange Ratio, rounded up to the nearest whole cent.

Consideration

The aggregate consideration to be delivered to the security holders of NuCube as of the Effective Time will be a number of newly issued shares of SPAC Common Stock equal to the quotient of (A) $500,000,000 minus the excess of the Company’s expenses (if any) over $5,000,000 (such net amount, the “Purchase Price”), divided by (B) $10.82

(the “Reference Price”), with each holder of NuCube Common Stock (each, a “NuCube Stockholder”) receiving, for each share of NuCube Common Stock held immediately prior to the Effective Time (after giving effect to the Preferred Conversion or otherwise treating shares of NuCube Preferred Stock on an as-converted to NuCube Common Stock basis), a number of shares of SPAC Common Stock equal to the Exchange Ratio, each holder of NuCube Options receiving for such holder’s NuCube Options then held the Assumed Options, and each holder of NuCube Warrants receiving for such holder’s NuCube Warrants then held the Assumed Warrants. The Exchange Ratio refers to the quotient obtained by dividing (i) the quotient of the Purchase Price divided by the Reference Price by (ii) the Fully Diluted NuCube Shares (as defined below) (the “Exchange Ratio”).

The NuCube Business Combination Agreement also provides for an earnout of up to 12,575,000 additional shares of SPAC Common Stock (the “Earnout Shares”) to NuCube Stockholders following the Closing. The Earnout Shares will be released from escrow if, during the three-year period following the Closing, the volume weighted average price of SPAC Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations and similar transactions after the Closing) for at least 20 trading days within any consecutive 30 trading day period (the “Triggering Event”), subject to adjustment as set forth in the NuCube Business Combination Agreement. If the Triggering Event is achieved, 50% of the Earnout Shares will be released 90 days following confirmation of such Triggering Event (the “Determination Date”), and the remaining 50% of the Earnout Shares will be released 180 days after the Determination Date. If the Triggering Event is not achieved during the Earnout Period, the Earnout Shares will be forfeited to the Company and cancelled.

The “Fully Diluted Company Shares” means, without duplication, (a) the total number of shares of NuCube Common Stock issued and outstanding as of immediately prior to the Effective Time (after giving effect to the Preferred Conversion), plus (b) the aggregate number of shares of NuCube Common Stock issuable upon, or pursuant to the conversion of NuCube SAFEs, plus (c) the aggregate number of shares of NuCube Common Stock issuable upon, or pursuant to, the exercise of NuCube Options that are issued and outstanding as of immediately prior to the Effective Time, treating such outstanding NuCube Options as having been exercised in full (calculated on a “cashless” (i.e. net exercise basis), plus (d) the aggregate number of shares of NuCube Common Stock issuable upon, or pursuant to, the exercise of NuCube Warrants that are issued and outstanding as of immediately prior to the Effective Time, treating such NuCube Warrants as having been exercised in full (calculated on a “cashless” (i.e., net exercise) basis).

Representations and Warranties

The NuCube Business Combination Agreement contains representations and warranties that are reasonably customary for similar transactions that are made by the parties as of the date of the NuCube Business Combination Agreement, or other specified dates, solely for the benefit of certain of the parties to the NuCube Business Combination Agreement, and in certain cases are subject to specified exceptions and materiality, Material Adverse Effect (as defined below), knowledge and other qualifications contained in the NuCube Business Combination Agreement or in information provided pursuant to certain disclosure schedules to the NuCube Business Combination Agreement.

The representations and warranties of the parties contained in the Business Combination Agreement terminate as of, and do not survive, the Closing, and there are no indemnification rights for another party’s breach. The covenants and agreements of the parties contained in the Business Combination Agreement do not survive the Closing, except those covenants and agreements to be performed after the Closing, which covenants and agreements will survive until fully performed.

Covenants of the Parties

Each party to the Business Combination Agreement has agreed to use its commercially reasonable efforts, and to cooperate fully with one another, to consummate the Business Combination. The Business Combination Agreement also contains certain customary covenants by each of the parties that apply during the period between the signing of the Business Combination Agreement and the earlier of the Closing or the termination of the Business Combination Agreement (the “Interim Period”), including (i) the provision of access to the applicable party’s properties, books and personnel; (ii) the operation of the parties’ respective businesses in the ordinary course of business; (iii) the current and timely filing of the Company’s public filings; (iv) no insider trading; (v) notifications to the other parties of certain breaches, consent requirements and other matters; (vi) obtaining third-party and regulatory approvals; (vii) tax matters; (viii) further assurances; (ix) public announcements; (x) confidentiality; and (xi) other covenants. The Business Combination Agreement also contains certain customary post-Closing covenants, including, without limitation, in regard to (1) tax matters; (2) the maintenance of books and records; and (3) the indemnification of directors and officers.

Additionally, both the Company and NuCube agreed that it will not solicit or enter into a competing alternative transaction, in accordance with customary terms and provisions set forth in the NuCube Business Combination Agreement.

The Company agreed that it will not approve, endorse or recommend, or publicly propose to approve, endorse or recommend, any Acquisition Proposal, or otherwise change, withdraw, withhold, qualify or modify, or publicly propose to change, withdraw, withhold, qualify or modify its recommendation to its shareholders (the “SPAC Board Recommendation”) for approval of the NuCube Business Combination Agreement and the Business Combination (a “Change in Recommendation”); provided, however, that if the Company’s board of directors (the “SPAC Board”), after consultation with its outside legal counsel, determines in good faith, in response to an Intervening Event, that the failure to make a Change in Recommendation would be a breach of its fiduciary duties under applicable law, then the SPAC Board may make a Change in Recommendation; provided that SPAC will not be entitled to make a Change in Recommendation unless (i) the Company delivers to NuCube a written notice advising NuCube that the SPAC Board proposes to take such action and containing the material facts underlying its determination that an Intervening Event has occurred, and (ii) at or after 5:00 p.m., New York City time, on the fifth Business Day immediately following delivery of such notice (subject to an additional three Business Day period for any new notice relating to a material development with respect to such Intervening Event), the SPAC Board reaffirms in good faith, after consultation with its outside legal counsel and taking into account any adjustments to the terms of the NuCube Business Combination Agreement offered by NuCube, that the failure to make a Change in Recommendation would be a breach of its fiduciary duties under applicable law; provided that any Change in Recommendation shall not affect the Company’s obligations to call an extraordinary general meeting to approve the SPAC Shareholder Approval Matters.

NuCube will deliver to the Company financial statements of NuCube audited by a PCAOB-qualified auditor in accordance with PCAOB auditing standards, accompanied by an unqualified opinion of the auditor thereon (collectively, the “Audited Financials”), as soon as reasonably practicable after the date of the NuCube Business Combination Agreement but no later than 45 days from the date of the NuCube Business Combination Agreement (the “Audit Delivery Date”).

The Company and NuCube will, as promptly as practicable after the date of the NuCube Business Combination Agreement, prepare and file with the SEC, a registration statement on Form S-4 (as amended, the “Registration Statement”) in connection with the registration under the Securities Act of 1933, as amended (the “Securities Act”), of the securities of the Company to be issued pursuant to the Business Combination, and containing a proxy statement/prospectus for the solicitation of proxies from the Company shareholders to approve the NuCube Business Combination Agreement, the Business Combination and related matters at an extraordinary general meeting of the Company’s shareholders (the “SPAC Special Meeting”), and providing the Company’s public shareholders with an opportunity to request redemption of their public shares in connection with the Business Combination, as required by the Company’s amended and restated memorandum and articles of association and the Company’s IPO Registration Statement (the “Redemption”).

As promptly as practicable after the Registration Statement has become effective and distributed by the Company (and in all cases within ten days following such date), NuCube will either (a) call a meeting of its stockholders to obtain and deliver to the Company a written consent of the NuCube Stockholders in order to approve the NuCube Business Combination Agreement and each of the ancillary documents to which NuCube is or is required to be a party or bound and the consummation of the transactions contemplated thereby (the “NuCube Stockholder Approval”) or

(b) use its reasonable best efforts to obtain a signed written consent in lieu of a meeting of its stockholders for the NuCube Stockholder Approval. At the request of the Company, NuCube shall make the members of its management reasonably available to participate in management presentations, “road shows,” rating agency presentations, meetings with financing sources and similar events in connection with obtaining the approval of the Company shareholders, any “share recycling” efforts by the Company and the obtaining of any debt or equity financing (including Transaction, ratings or governmental or other third-party approvals.

The parties shall take all action necessary so that, effective at the Closing, the post-Closing board of directors of the Company (the “Post-Closing Board”) will consist of at least seven individuals, two of which will be designated by the Company (each of whom shall be independent directors in accordance with the requirements of Nasdaq, five of whom will be designated by NuCube (at least three of whom shall be independent directors in accordance with the requirements of Nasdaq). The amended and restated organizational documents of the Company will provide for a classified board structure consisting of three classes of directors serving staggered terms. In addition, at or prior to the Closing, the Company will enter into customary director indemnification agreements with each member of the Post-Closing Board. The parties shall also take all action necessary so that the individuals serving as the chief executive officer and chief financial officer, respectively, of the Company immediately after the Closing will be the same individuals (in the same office) as that of NuCube immediately prior to the Closing (unless, at its sole discretion, NuCube desires to appoint another qualified person to either such role, in which case, such other person(s) identified by NuCube shall serve in such role or roles).

During the Interim Period, the Company and NuCube shall use reasonable best efforts to enter into written agreements for Transaction Financings (as defined below) with aggregate proceeds of at least $100 million (on such terms and structuring and using such strategy, placement agents and approach, as the Company and NuCube shall mutually agree). “Transaction Financings” mean capital raising transactions in connection with the Business Combination structured as one or a combination of common equity, preferred equity, convertible equity or debt, non-redemption or backstop arrangements with respect to the Trust Account, a committed equity facility, debt facility, and/or other sources of cash or cash equivalents, in each case, whether such investment is into the Company or NuCube.

Conditions to Closing

The obligations of the parties to consummate the Business Combination are subject to various conditions, including the following mutual conditions of the parties, unless waived: (i) the approval of the NuCube Business Combination Agreement and the Business Combination and related matters by the requisite vote of each of the Company’s shareholders and NuCube’s stockholders; (ii) the expiration or termination of any waiting period applicable to the consummation of the NuCube Business Combination Agreement under any antitrust laws; (iii) obtaining applicable regulatory approvals; (iv) no law or order preventing or prohibiting the Business Combination; (v) appointment of the Post-Closing Board consistent with the requirements of the NuCube Business Combination Agreement; (vi) the effectiveness of the Registration Statement; (vii) the Amended Organizational Documents shall have been adopted as the Organizational Documents of the Company; (viii); the Company Common Stock shall have been approved for listing on Nasdaq or the New York Stock Exchange upon the Closing; and (ix) the Company having adopted, on or prior to the Closing, an incentive plan substantially in the form attached to the NuCube Business Combination Agreement.

In addition, unless waived by NuCube, the obligations of NuCube to consummate the Business Combination are subject to the satisfaction of the following closing conditions, in addition to customary certificates and other closing deliveries: (i) the representations of the Company relating to organization and standing, authorization, non-contravention, capitalization (other than certain portions of such representation in the NuCube Business Combination Agreement) and finders and brokers being true and correct in all material respects on and as of the date of the NuCube Business Combination Agreement and as of the Closing Date (except to the extent that any such representation and warranty is expressly made as of an earlier date, in which case such representation and warranty shall be true and correct in all material respects as of such earlier date); (ii) the representations and warranties of the Company set forth in certain portions of the capitalization representation being true and correct in all respects (except for de minimis inaccuracies) on and as of the date of the NuCube Business Combination Agreement and as of the Closing Date (except to the extent that any such representation and warranty is expressly made as of an earlier date, in which case such representation and warranty shall be true and correct in all respects (except for de minimis inaccuracies) as of such earlier date); (iii) all other representations and warranties of the Company being true and correct (without giving effect to any limitations as to “materiality” or any similar limitation set forth herein) in all respects on and as of the date of the NuCube Business Combination Agreement and as of the Closing Date, as though made on and as of the Closing Date (except to the extent that any such representation and warranty is expressly made as of an earlier date, in which case such representation and warranty shall be true and correct in all respects as of such earlier date), except where the failure of such representations and warranties to be true and correct, individually and in the aggregate has not had a Material Adverse Effect; (iv) the Company having performed in all material respects its obligations and complied in all material respects with the covenants and agreements under the NuCube Business Combination Agreement required to be performed or complied with by the Company on or prior to the Closing Date; (v) the sum of (x) the aggregate cash proceeds available for release from the Trust Account (after giving effect to the completion and payment of the Redemption), plus (y) the aggregate gross proceeds of any Transaction Financings minus (z) the aggregate amount of each party’s Expenses, shall equal or exceed $75,000,000; (vi) each of the Sponsor Support Agreement, the Insider Letter Amendment and the Amended Registration Rights Agreement shall be in full force and effect in accordance with the terms thereof as of the Closing; and (vii) the Company shall have delivered certain other documents as set forth in the NuCube Business Combination Agreement.

Unless waived by the Company, the obligations of the Company to consummate the Business Combination are subject to the satisfaction of the following closing conditions, in addition to customary certificates and other closing deliveries: (i) the representations of NuCube relating to capitalization being true and correct in all respects (except for de minimis inaccuracies) on and as of the date of the NuCube Business Combination Agreement and as of the Closing Date; (ii) the representations of NuCube relating to organization and standing, authorization, non-contravention, capitalization (other than the certain portions of such representation in the NuCube Business Combination Agreement) and finders and brokers being true and correct (without giving effect to any limitation as to “materiality” set forth therein) in all material respects on and as of the date of the NuCube Business Combination Agreement and as of the Closing Date (except to the extent that any such representation and warranty is expressly made as of an earlier date, in which case such representation and warranty shall be true and correct in all material respects as of such earlier date); (iii) all other representations and warranties of NuCube being true and correct (without giving effect to any limitation as to “materiality” or “Material Adverse Effect” or any similar limitation set forth herein) in all respects on and as of the date of the NuCube Business Combination Agreement and on and as of the Closing Date (except to the extent that any such representation and warranty is expressly made as of an earlier date, in which case such representation and warranty shall be true and correct in all respects as of such earlier date), except where the failure of such representations and warranties to be true and correct, individually and in the aggregate has not had a Material Adverse Effect on NuCube; (iv) NuCube having performed in all material respects all of its obligations and complied in all material respects with all of its agreements and covenants under the NuCube Business Combination Agreement required to be performed or complied with on or prior to the Closing Date; (v) absence of any Material Adverse Effect with respect to NuCube since the date of the NuCube Business Combination Agreement which is continuing and uncured; (vi) the Company Support Agreement, the Non-Competition Agreement, the Employment Agreement, and the Amended Registration Rights Agreement being in full force and effect as of the Closing; (vii) the Preferred Conversion shall have been completed; and (viii) NuCube having delivered certain other documents as set forth in the NuCube Business Combination Agreement.

Termination

The NuCube Business Combination Agreement may be terminated at any time prior to the Closing by either the Company or NuCube if the Closing does not occur by October 9, 2026, (the “Outside Date”); provided that if the Company obtains, prior to the Outside Date, (i) agreements have been entered into for Transaction Financing in the aggregate gross amount of at least $75,000,000 and (ii) the approval of its shareholders for an extension of the deadline by which the Company must complete its Business Combination, then the Outside Date shall automatically be amended to November 9, 2026; provided further that this right to terminate the NuCube Business Combination Agreement shall not be available to any party if the breach or violation by such party or its affiliates of any representation, warranty, covenant or obligation under the NuCube Business Combination Agreement was the cause of, or resulted in, the failure of the Closing to occur on or before the Outside Date.

The NuCube Business Combination Agreement may also be terminated under certain other customary and limited circumstances at any time prior the Closing, including, among other reasons: (i) by mutual written consent of the Company and NuCube; (ii) by written notice by either the Company or NuCube to the other if a governmental authority of competent jurisdiction shall have issued an order or taken any other action permanently restraining, enjoining or otherwise prohibiting the Business Combination, and such order or other action has become final and non-appealable; (iii) by NuCube for the Company’s uncured breach of the NuCube Business Combination Agreement, such that the related closing condition would not be met; (iv) by the Company for NuCube’s uncured breach of the NuCube Business Combination Agreement, such that the related closing condition would not be met; (v) by the Company, if there shall have been a Material Adverse Effect on NuCube following the date of the NuCube Business Combination Agreement which is (or are) not cured and continuing; (vi) by NuCube prior to obtaining the approval of the Company’s shareholders, if the SPAC Board shall have (x) made a Change in Recommendation or (y) failed to include the SPAC Board Recommendation in the proxy statement; provided, however, that NuCube shall provide such written notice, if at all, within 72 hours after the occurrence of either (x) or (y) above; (vii) by either NuCube or the Company if the Company holds the SPAC Special Meeting to approve the NuCube Business Combination Agreement and the Business Combination, and such approval is not obtained; (viii) by either NuCube or the Company if the NuCube’s meeting to approve the Company Stockholder Approval was held and NuCube’s stockholder approval was not obtained; and (ix) by written notice from the Company to NuCube, at any time within 60 days after the Audit Delivery Date, if NuCube has not delivered the Audited Financials prior to the date of such notice of termination.

If the NuCube Business Combination Agreement is terminated, all further obligations of the parties under the NuCube Business Combination Agreement (except for certain obligations related to public announcements, confidentiality, effect of termination, fees and expenses, trust account waiver, and customary miscellaneous provisions) will terminate, and no party to the NuCube Business Combination Agreement will have any further liability to any other party thereto except for liability for fraud or for willful breach of the NuCube Business Combination Agreement prior to such termination.

Liquidity, Capital Resources, and Going Concern

As of June 30, 2026, the Company had operating cash of $23,197 and a working capital deficit of $1,002,980. The Company uses the funds held outside the Trust Account primarily to identify and evaluate target businesses, perform business due diligence on prospective target businesses, travel to and from the offices, plants or similar locations of prospective target businesses or their representatives or owners, review corporate documents and material agreements of prospective target businesses, and structure, negotiate and complete a Business Combination.

The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. The Company may need to raise additional capital through loans or additional investments from its Sponsor, shareholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company Working Capital Loans (as defined in Note 5), from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. If the Company is unable to complete the Business Combination because it does not have sufficient funds available, the Company will be forced to cease operations and liquidate the Trust Account.

Management plans to address this uncertainty through a Business Combination. If a Business Combination is not consummated by the end of the Combination Period, currently October 9, 2026, there will be a mandatory liquidation and subsequent dissolution of the Company. In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements — Going Concern,” Management has determined the Company’s liquidity condition, the date of mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the Company’s inability to continue as a going concern.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Launch Two Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted corporation on May 13, 2024. The Company was incorporated for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business Combination with one or more businesses (the “Business Combination”). The Company may pursue an initial Business Combination in any business or industry. As of December 31, 2025, the Company had not entered into a definitive agreement with any specific Business Combination target. The Company is an early-stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early-stage and emerging growth companies.

As of December 31, 2025, the Company had not commenced any operations. All activities for the period from May 13, 2024 (inception) through December 31, 2025 relate to the Company’s formation, and since the Initial Public Offering (as defined below), and subsequent to the Initial Public Offering, identifying a target company and negotiating the terms of a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on investments from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The Registration Statement on Form S-1 for the Initial Public Offering, initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on July 24, 2024 (File No. 333-280965), was declared effective on October 7, 2024 (as amended, the “IPO Registration Statement”). On October 9, 2024, the Company consummated the initial public offering of 23,000,000 units (the “Units”), which included the full exercise of the Over-Allotment Option (as defined in Note 6) in the amount of 3,000,000 units (the “Option Units”), at $10.00 per Unit, generating gross proceeds of $230,000,000 (the “Initial Public Offering”), which is described in Note 3. Each Unit consists of one Class A ordinary share, par value $0.0001 per share, of the Company (the “Class A Ordinary Shares” and with respect to the Class A Ordinary Shares included in the Units, the “Public Shares”) and one-half of one redeemable warrant of the Company (the “Public Warrants”).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 7,075,000 warrants (the “Private Placement Warrants”, and together with the Public Warrants, the “Warrants”) at a price of $1.00 per Private Placement Warrant, in a private placement to (i) the Company’s sponsor, Launch Two Sponsor LLC (the “Sponsor”), and (ii) Cantor Fitzgerald & Co. (“Cantor”), the representative of the several underwriters of the Initial Public Offering (the “Underwriters”), generating gross proceeds to the Company of $7,075,000 (the “Private Placement”), which is described in Note 4. Of those 7,075,000 Private Placement Warrants, the Sponsor purchased 4,500,000 Private Placement Warrants and Cantor purchased 2,575,000 Private Placement Warrants. Each whole Warrant entitles the registered holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustment.

Additionally, at the closing of the Initial Public Offering on October 9, 2024, the Company paid the Underwriters the cash underwriting discount of 2.0% of gross proceeds of the Initial Public Offering, or $4,000,000 in the aggregate.

Transaction costs amounted to $15,615,485, consisting of $4,000,000 of cash underwriting discount, the Deferred Fee (as defined in Note 6) of $10,950,000 and $665,485 of other offering costs.

The Company’s management (“Management”) has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the Private Placement, although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination (less the Deferred Fee).

The Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the net balance in the Trust Account (as defined below) (excluding the amount of the Deferred Fee held and taxes payable on the income earned on the Trust Account, if any) at the time of the signing an agreement to enter into a Business Combination. However, the Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully consummate a Business Combination.

Following the closing of the Initial Public Offering, on October 9, 2024, an amount of $231,150,000 ($10.05 per Unit) from the net proceeds of the Initial Public Offering and the Private Placement was placed in a trust account (the “Trust Account”), located in the United States, with Continental Stock Transfer & Trust Company (“Continental”) acting as trustee. The funds in the Trust Account may be invested only in U.S. Department of the Treasury (“Treasury”) obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act that invest only in direct Treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended Business Combination. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that the Company holds investments in the Trust Account, the Company may, at any time (based on Management’s ongoing assessment of all factors related to the Company’s potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the Trust Account and instead to hold the funds in the Trust Account in cash or in an interest-bearing demand deposit account at a bank. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the proceeds from the Initial Public Offering and the Private Placement will not be released from the Trust Account until the earliest of (i) the completion of the initial Business Combination, (ii) the redemption of the Public Shares if the Company is unable to complete the initial Business Combination by October 9, 2026 or by such earlier liquidation date as the Company’s board of directors may approve (the “Combination Period”), subject to applicable law, or (iii) the redemption of the Public Shares properly submitted in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (as currently in effect, the “Current Charter”) (1) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period or (2) with respect to any other material provisions relating to the rights of holders of Class A Ordinary Shares or pre-initial Business Combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the holders of the Public Shares (the “Public Shareholders”).

The Company will provide the Public Shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial Business Combination either (i) in connection with a general meeting called to approve the initial Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account (less taxes payable, if any), divided by the number of then outstanding Public Shares, subject to the limitations of applicable law and the Current Charter. As of December 31, 2025, the amount in the Trust Account was $10.58 per Public Share.

The Ordinary Shares (as defined in Note 5) subject to possible redemption were recorded at a redemption value and classified as temporary equity at the completion of the Initial Public Offering, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”).

The Company has only the duration of the Combination Period to complete the initial Business Combination. If the Company is unable to complete its initial Business Combination within the Combination Period, the Company will cease all operations except for the purpose of winding up and as promptly as reasonably possible, but not more than ten business days after the Combination Period, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will constitute full and complete payment for the Public Shares and completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation or other distributions, if any), subject to the Company’s obligations under Cayman Islands law to provide for claims of creditors and subject to the other requirements of applicable law.

The Sponsor, officers and directors have entered into a letter agreement with the Company, dated July 11, 2024, pursuant to which they have agreed to (i) waive their redemption rights with respect to their Founder Shares (as defined in Note 5) and Public Shares in connection with (x) the completion of the initial Business Combination or an earlier redemption in connection with the commencement of the procedures to consummate the initial Business Combination if the Company determines it is desirable to facilitate the completion of the initial Business Combination and (y) a shareholder vote to approve an amendment to the Current Charter (1) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company has not consummated an initial Business Combination within the Combination Period or (2) with respect to any other material provisions relating to the rights of holders of Class A Ordinary Shares or pre-initial Business Combination activity; (ii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period and to liquidating distributions from assets outside the Trust Account; and (iii) vote any Founder Shares held by them and any Public Shares purchased during or after the Initial Public Offering (including in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), which would not be voted in favor of approving the Business Combination) in favor of the initial Business Combination.

The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.05 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.05 per Public Share due to reductions in the value of the Trust Account assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure its shareholders that the Sponsor would be able to satisfy those obligations.

Liquidity, Capital Resources, and Going Concern

As of December 31, 2025, the Company had operating cash of $250,079 and a working capital surplus of $203,333. The Company uses the funds held outside the Trust Account primarily to identify and evaluate target businesses, perform business due diligence on prospective target businesses, travel to and from the offices, plants or similar locations of prospective target businesses or their representatives or owners, review corporate documents and material agreements of prospective target businesses, and structure, negotiate and complete a Business Combination.

The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. The Company may need to raise additional capital through loans or additional investments from its Sponsor, shareholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company Working Capital Loans (as defined in Note 5), from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. If the Company is unable to complete the Business Combination because it does not have sufficient funds available, the Company will be forced to cease operations and liquidate the Trust Account.

Management plans to address this uncertainty through a Business Combination. If a Business Combination is not consummated by the end of the Combination Period, currently October 9, 2026, there will be a mandatory liquidation and subsequent dissolution of the Company. In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements — Going Concern,” Management has determined the Company’s liquidity condition, the date of mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a Going Concern. The accompanying financial statements do not include any adjustments that might result from the Company’s inability to continue as a Going Concern.